Additional Disclosures in the Statement of Cash Flows - Summary of Additional Information of Changes in Liabilities Arising from Financing Activities (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financing received from the Central Bank of Argentina and other financial entities
Opening balance	$ 4,611,839
Proceeds	4,295
Payments	(2,356,979)
Movement in accrued interest	190,840
Difference in quoted prices of foreign currency	1,447,190
Monetary effects	(1,651,381)
Ending balance	2,245,804
Issued Corporate Bonds
Opening balance	9,810,217
Proceeds	14,614	$ 6,647,042	$ 11,807,368
Payments	(3,009,728)	(4,434,990)	(5,777,187)
Movement in accrued interest	2,385,073
Derecognition or substantial modification of financial liabilities	(409,089)	(1,082,142)
Monetary effects	(3,266,048)
Ending balance	5,525,039	9,810,217
Subordinated Corporate Bonds
Opening balance	23,518,130
Payments	(1,619,379)	(1,352,821)	$ (1,083,365)
Movement in accrued interest	1,682,205
Difference in quoted prices of foreign currency	11,106,999
Monetary effects	(10,376,292)
Ending balance	$ 24,311,663	$ 23,518,130